Financial instruments and risk management - Exposure to liquidity risk (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	€ 117,435	€ 13,057	€ 12,365
Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	95,839	12,125	5,850
Other non-current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,167	54	0
Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	25,873	10,166
Refund liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	98	135	0
Deferred consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,187	0
Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,144	743	€ 6,515
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	143,308	23,223
Liquidity risk | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	95,839	12,125
Liquidity risk | Other non-current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,167	54
Liquidity risk | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	25,873	10,166
Liquidity risk | Refund liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	99	135
Liquidity risk | Deferred consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,187
Liquidity risk | Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,143	743
Liquidity risk | Other current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	14,429	878
Liquidity risk | Aggregate contractual cash flow
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	179,305	23,223
Liquidity risk | Aggregate contractual cash flow | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	131,064	12,125
Liquidity risk | Aggregate contractual cash flow | Other non-current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,540	54
Liquidity risk | Aggregate contractual cash flow | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	25,873	10,166
Liquidity risk | Aggregate contractual cash flow | Refund liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	99	135
Liquidity risk | Aggregate contractual cash flow | Deferred consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,352
Liquidity risk | Aggregate contractual cash flow | Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,377	743
Liquidity risk | Aggregate contractual cash flow | Other current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	14,828	878
Liquidity risk | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	61,200	14,794
Liquidity risk | Not later than one year | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	20,499	3,750
Liquidity risk | Not later than one year | Other non-current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Liquidity risk | Not later than one year | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	25,873	10,166
Liquidity risk | Not later than one year | Refund liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	99	135
Liquidity risk | Not later than one year | Deferred consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,352
Liquidity risk | Not later than one year | Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,377	743
Liquidity risk | Not later than one year | Other current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	14,828	878
Liquidity risk | 1-5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	118,105	8,429
Liquidity risk | 1-5 years | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	110,565	8,375
Liquidity risk | 1-5 years | Other non-current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,540	54
Liquidity risk | 1-5 years | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Liquidity risk | 1-5 years | Refund liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Liquidity risk | 1-5 years | Deferred consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Liquidity risk | 1-5 years | Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Liquidity risk | 1-5 years | Other current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Liquidity risk | More than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Liquidity risk | More than 5 years | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Liquidity risk | More than 5 years | Other non-current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Liquidity risk | More than 5 years | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Liquidity risk | More than 5 years | Refund liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Liquidity risk | More than 5 years | Deferred consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Liquidity risk | More than 5 years | Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Liquidity risk | More than 5 years | Other current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	€ 0	€ 0